9. INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
	Estimated
Intangible Assets:	Useful Lives	Cost	Accumulated Amortization	Net Book Value
RMH/EGC acquisition- customer contracts	5 years	$366,000	$(152,500)	$213,500
Greners acquisition- customer contracts	5 years	230,000	(146,622)	83,378
Phototron acquisition- customer contracts	5 years	215,000	(215,000)	-
Soja, Inc. (Urban Garden Supply) acquisition- customer contracts	5 years	60,000	(60,000)	-
Total intangible assets		$871,000	$(574,122)	$296,878

Intangible Assets:	Estimated Useful Lives	Cost	Accumulated Amortization	Net Book Value
RMH/EGC acquisition- customer contracts	5 years	$366,000	$(115,900)	$250,100
Greners acquisition- customer contracts	5 years	230,000	(129,948)	100,052
Phototron acquisition- customer contracts	5 years	215,000	(215,000)	-
Soja, Inc. (Urban Garden Supply) acquisition- customer contracts	5 years	60,000	(60,000)	-
Trademarks		3,600	-	3,600
Total intangible assets		$874,600	$(520,848)	$353,752